Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2020

August 13, 2020

Harbor Emerging Markets Equity Fund

The Board of Trustees of Harbor Funds appointed Marathon Asset Management LLP ("Marathon-London") to serve as the subadviser to Harbor Emerging Markets Equity Fund (the "Fund") effective September 23, 2020 (the "Effective Date"). Marathon-London replaces Oaktree Capital Management, L.P. ("Oaktree") as subadviser to the Fund. There is no change in the Fund's investment objective. Marathon-London will, starting on the Effective Date, reposition the Fund's portfolio in accordance with its investment strategy for the Fund.

Oaktree will continue to serve as subadviser to the Fund until the Effective Date. Harbor Capital Advisors, Inc. ("Harbor Capital"), the investment adviser to the Fund, has instructed Oaktree to refrain from purchasing any new securities or adding to existing positions for the Fund's portfolio. Oaktree is permitted to conduct sales of the Fund's portfolio holdings in accordance with the Fund's investment strategy. Oaktree is expected to invest the proceeds of any such sales in exchange-traded index funds ("ETFs") that provide broad exposure to the emerging market equity asset class, except to the extent that such proceeds may be used to meet shareholder redemption requests. The Fund will indirectly bear the management and other fees and expenses of any ETF in which it invests, in addition to its own expenses.

In connection with the appointment of Marathon-London as the Fund's subadviser the rate of advisory fees payable by the Fund to Harbor Capital will be reduced as of the Effective Date from 0.95% to 0.85% annually as a percentage of the Fund's average net assets. In addition, as of the Effective Date, Harbor Capital has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.88%, 0.96%, 1.21%, and 1.33% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022.  This expense limitation agreement replaces the prior management fee waiver agreement and the prior expense limitation agreement as of the Effective Date.

As of the Effective Date, the Fund's principal investment strategy and risks under Marathon-London and information about Marathon-London and the portfolio managers at Marathon-London responsible for managing the assets of the Fund are as set forth below.

As of the Effective Date, references to Marathon-London hereby replace all references to Oaktree in the Prospectus.

Fees and Expenses of the Fund

As of the Effective Date, the following replaces the information in the "Fees and Expenses of the Fund" section on page 5 of the Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees1,2	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.27%	0.35%	0.35%	0.47%
Total Annual Fund Operating Expenses	1.12%	1.20%	1.45%	1.57%
Expense Reimbursement2	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Expense Reimbursement2	0.88%	0.96%	1.21%	1.33%

1	Restated to reflect current fees.
2	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.88%, 0.96%, 1.21%, and 1.33% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$90	$319	$581	$1,329
Institutional	$98	$344	$623	$1,421
Administrative	$123	$422	$756	$1,703
Investor	$135	$459	$820	$1,835

Principal Investment Strategy

As of the Effective Date, the following replaces the information in the "Principal Investment Strategy" section on page 5 of the Prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common and preferred stocks, of emerging market companies.

Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. Emerging market countries primarily include those countries that comprise the MSCI Emerging Markets (ND) Index but may include other countries with similar characteristics. As of June 30, 2020, the MSCI Emerging Markets (ND) Index includes the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Emerging market countries may also include frontier market countries, which are emerging market countries that are early in their development. Frontier market countries primarily include those countries that comprise the MSCI Frontier Markets Index but may include other countries with similar characteristics. As of June 30, 2020, the MSCI Frontier Markets Index includes the following 28 frontier market countries: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Ivory Coast, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.

The Subadviser's investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition and the prospect of low returns will excessively depress new capital investments and discourage competition. The assessments of how management responds to the forces of the capital cycle through its capital allocation strategy and how it is incentivized are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:

  High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
  Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.

The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent a significant aspect of the analysis conducted by the Subadviser. Companies that the Subadviser finds attractive include those that:

  Deploy capital effectively and efficiently
  Have high insider ownership and/or where company management are appropriately incentivized to focus on long-term results
  Operate in a monopolistic, oligopolistic or consolidating industry
  Show improving or high and sustainable returns on invested capital
  Generate attractive or improving free cash-flow

Given the contrarian and long-term nature of the capital cycle, the Subadviser's investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund's benchmark index, including with respect to country, regional and sector exposures, with average holding periods of six years or more for individual company investments. The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process.

The Subadviser may sell or trim a holding when it has reached its estimated target price, as determined by the Subadviser, or the Subadviser believes that there is a material shift in the capital cycle, deterioration in anticipated return on investment capital or in management's attitude toward shareholders, or if further information or analysis results in a re-evaluation of the investment opportunity presented.

Principal Risks

As of the Effective Date, the following is added to the information in the "Principal Risks" section on page 6 of the Prospectus:

Capital Cycle Risk: The Subadviser's assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.

Frontier Market Risk: The securities markets of small nations that are at an earlier stage of economic and political development relative to more mature emerging markets typically have limited investability and liquidity.

Performance

As of the Effective Date, the following is added as the first paragraph of the "Performance" section on page 6 of the Prospectus:

Effective September 23, 2020, Marathon-London became the Fund's subadviser. Performance prior to that date is not attributable to Marathon-London.

Portfolio Management

As of the Effective Date, the following replaces the corresponding information in the "Portfolio Management" section on page 7 of the Prospectus:

Portfolio Managers

Marathon-London employs two portfolio managers who have each been allocated an equal portion of assets to manage within the Fund's portfolio. Each portfolio manager selects stocks independently across the entire emerging markets equity opportunity set.

Michael Godfrey, CFA
Marathon Asset Management LLP

Mr. Godfrey is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2020.

David Cull, CFA
Marathon Asset Management LLP

Mr. Cull is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2020.

Harbor Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2020

August 13, 2020

Harbor Emerging Markets Equity Fund

The Board of Trustees of Harbor Funds appointed Marathon Asset Management LLP ("Marathon-London") to serve as the subadviser to Harbor Emerging Markets Equity Fund (the "Fund") effective September 23, 2020 (the "Effective Date"). Marathon-London replaces Oaktree Capital Management, L.P. ("Oaktree") as subadviser to the Fund. There is no change in the Fund's investment objective. Marathon-London will, starting on the Effective Date, reposition the Fund's portfolio in accordance with its investment strategy for the Fund.

Oaktree will continue to serve as subadviser to the Fund until the Effective Date. Harbor Capital Advisors, Inc. ("Harbor Capital"), the investment adviser to the Fund, has instructed Oaktree to refrain from purchasing any new securities or adding to existing positions for the Fund's portfolio. Oaktree is permitted to conduct sales of the Fund's portfolio holdings in accordance with the Fund's investment strategy. Oaktree is expected to invest the proceeds of any such sales in exchange-traded index funds ("ETFs") that provide broad exposure to the emerging market equity asset class, except to the extent that such proceeds may be used to meet shareholder redemption requests. The Fund will indirectly bear the management and other fees and expenses of any ETF in which it invests, in addition to its own expenses.

In connection with the appointment of Marathon-London as the Fund's subadviser the rate of advisory fees payable by the Fund to Harbor Capital will be reduced as of the Effective Date from 0.95% to 0.85% annually as a percentage of the Fund's average net assets. In addition, as of the Effective Date, Harbor Capital has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.88%, 0.96%, 1.21%, and 1.33% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022.  This expense limitation agreement replaces the prior management fee waiver agreement and the prior expense limitation agreement as of the Effective Date.

As of the Effective Date, the Fund's principal investment strategy and risks under Marathon-London and information about Marathon-London and the portfolio managers at Marathon-London responsible for managing the assets of the Fund are as set forth below.

As of the Effective Date, references to Marathon-London hereby replace all references to Oaktree in the Prospectus.

Fees and Expenses of the Fund

As of the Effective Date, the following replaces the information in the "Fees and Expenses of the Fund" section on page 5 of the Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees1,2	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.27%	0.35%	0.35%	0.47%
Total Annual Fund Operating Expenses	1.12%	1.20%	1.45%	1.57%
Expense Reimbursement2	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Expense Reimbursement2	0.88%	0.96%	1.21%	1.33%

1	Restated to reflect current fees.
2	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.88%, 0.96%, 1.21%, and 1.33% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$90	$319	$581	$1,329
Institutional	$98	$344	$623	$1,421
Administrative	$123	$422	$756	$1,703
Investor	$135	$459	$820	$1,835

Principal Investment Strategy

As of the Effective Date, the following replaces the information in the "Principal Investment Strategy" section on page 5 of the Prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common and preferred stocks, of emerging market companies.

Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. Emerging market countries primarily include those countries that comprise the MSCI Emerging Markets (ND) Index but may include other countries with similar characteristics. As of June 30, 2020, the MSCI Emerging Markets (ND) Index includes the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Emerging market countries may also include frontier market countries, which are emerging market countries that are early in their development. Frontier market countries primarily include those countries that comprise the MSCI Frontier Markets Index but may include other countries with similar characteristics. As of June 30, 2020, the MSCI Frontier Markets Index includes the following 28 frontier market countries: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Ivory Coast, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.

The Subadviser's investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition and the prospect of low returns will excessively depress new capital investments and discourage competition. The assessments of how management responds to the forces of the capital cycle through its capital allocation strategy and how it is incentivized are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:

  High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
  Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.

The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent a significant aspect of the analysis conducted by the Subadviser. Companies that the Subadviser finds attractive include those that:

  Deploy capital effectively and efficiently
  Have high insider ownership and/or where company management are appropriately incentivized to focus on long-term results
  Operate in a monopolistic, oligopolistic or consolidating industry
  Show improving or high and sustainable returns on invested capital
  Generate attractive or improving free cash-flow

Given the contrarian and long-term nature of the capital cycle, the Subadviser's investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund's benchmark index, including with respect to country, regional and sector exposures, with average holding periods of six years or more for individual company investments. The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process.

The Subadviser may sell or trim a holding when it has reached its estimated target price, as determined by the Subadviser, or the Subadviser believes that there is a material shift in the capital cycle, deterioration in anticipated return on investment capital or in management's attitude toward shareholders, or if further information or analysis results in a re-evaluation of the investment opportunity presented.

Principal Risks

As of the Effective Date, the following is added to the information in the "Principal Risks" section on page 6 of the Prospectus:

Capital Cycle Risk: The Subadviser's assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.

Frontier Market Risk: The securities markets of small nations that are at an earlier stage of economic and political development relative to more mature emerging markets typically have limited investability and liquidity.

Performance

As of the Effective Date, the following is added as the first paragraph of the "Performance" section on page 6 of the Prospectus:

Effective September 23, 2020, Marathon-London became the Fund's subadviser. Performance prior to that date is not attributable to Marathon-London.

Portfolio Management

As of the Effective Date, the following replaces the corresponding information in the "Portfolio Management" section on page 7 of the Prospectus:

Portfolio Managers

Marathon-London employs two portfolio managers who have each been allocated an equal portion of assets to manage within the Fund's portfolio. Each portfolio manager selects stocks independently across the entire emerging markets equity opportunity set.

Michael Godfrey, CFA
Marathon Asset Management LLP

Mr. Godfrey is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2020.

David Cull, CFA
Marathon Asset Management LLP

Mr. Cull is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2020.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common and preferred stocks, of emerging market companies.

Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. Emerging market countries primarily include those countries that comprise the MSCI Emerging Markets (ND) Index but may include other countries with similar characteristics. As of June 30, 2020, the MSCI Emerging Markets (ND) Index includes the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Emerging market countries may also include frontier market countries, which are emerging market countries that are early in their development. Frontier market countries primarily include those countries that comprise the MSCI Frontier Markets Index but may include other countries with similar characteristics. As of June 30, 2020, the MSCI Frontier Markets Index includes the following 28 frontier market countries: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Ivory Coast, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.

The Subadviser's investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition and the prospect of low returns will excessively depress new capital investments and discourage competition. The assessments of how management responds to the forces of the capital cycle through its capital allocation strategy and how it is incentivized are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:

  High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
  Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.

The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent a significant aspect of the analysis conducted by the Subadviser. Companies that the Subadviser finds attractive include those that:

  Deploy capital effectively and efficiently
  Have high insider ownership and/or where company management are appropriately incentivized to focus on long-term results
  Operate in a monopolistic, oligopolistic or consolidating industry
  Show improving or high and sustainable returns on invested capital
  Generate attractive or improving free cash-flow

Given the contrarian and long-term nature of the capital cycle, the Subadviser's investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund's benchmark index, including with respect to country, regional and sector exposures, with average holding periods of six years or more for individual company investments. The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process.

The Subadviser may sell or trim a holding when it has reached its estimated target price, as determined by the Subadviser, or the Subadviser believes that there is a material shift in the capital cycle, deterioration in anticipated return on investment capital or in management's attitude toward shareholders, or if further information or analysis results in a re-evaluation of the investment opportunity presented.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Capital Cycle Risk: The Subadviser's assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.

Frontier Market Risk: The securities markets of small nations that are at an earlier stage of economic and political development relative to more mature emerging markets typically have limited investability and liquidity.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the Effective Date, the following is added as the first paragraph of the "Performance" section on page 6 of the Prospectus:

Effective September 23, 2020, Marathon-London became the Fund's subadviser. Performance prior to that date is not attributable to Marathon-London.

Harbor Emerging Markets Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees,	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
One Year	rr_ExpenseExampleYear01	$ 90
Three Years	rr_ExpenseExampleYear03	319
Five Years	rr_ExpenseExampleYear05	581
Ten Years	rr_ExpenseExampleYear10	$ 1,329
Harbor Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees,	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[2]
One Year	rr_ExpenseExampleYear01	$ 98
Three Years	rr_ExpenseExampleYear03	344
Five Years	rr_ExpenseExampleYear05	623
Ten Years	rr_ExpenseExampleYear10	$ 1,421
Harbor Emerging Markets Equity Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees,	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[2]
One Year	rr_ExpenseExampleYear01	$ 123
Three Years	rr_ExpenseExampleYear03	422
Five Years	rr_ExpenseExampleYear05	756
Ten Years	rr_ExpenseExampleYear10	$ 1,703
Harbor Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees,	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.33%	[2]
One Year	rr_ExpenseExampleYear01	$ 135
Three Years	rr_ExpenseExampleYear03	459
Five Years	rr_ExpenseExampleYear05	820
Ten Years	rr_ExpenseExampleYear10	$ 1,835

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.88%, 0.96%, 1.21%, and 1.33% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund's Board of Trustees may modify or terminate this agreement.